Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) option yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched percentage	4.00%
Participant contribution, maximum percentage of annual compensation	50.00%
Participant contribution, automatic deferral rate	3.00%
Employer contribution vesting, service period	1 year
Employer contribution vesting, percentage	100.00%
Employer contribution, maximum vesting age | yr	65
Note receivable from participant, general loan maximum borrowing term	5 years
Note receivable from participant, primary residence maximum borrowing term	15 years
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, minimum borrowing percentage	50.00%
Note receivable from participant, basis spread on variable rate	1.00%
Note receivable from participant, allowance for credit loss	$ 0
Forfeited nonvested account, break in service period (in years)	5 years
Forfeited nonvested amount, decrease from employer contribution		$ 3,000,000
Forfeited nonvested amount	$ 900,000	$ 500,000
Tier 1
EBP, Description of Plan [Line Items]
Number of investment options | option	9
Tier 2
EBP, Description of Plan [Line Items]
Number of investment options | option	5
Tier 3
EBP, Description of Plan [Line Items]
Number of investment options | option	4
HPE common stock fund
EBP, Description of Plan [Line Items]
Investment restriction in employer stock maximum percentage of portfolio	20.00%	20.00%